SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Product) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues generated from each product [Line Items]
Total	$ 1,561,497,028	$ 1,519,634,872	$ 969,131,896
Solar modules [Member]
Revenues generated from each product [Line Items]
Total	1,309,008,400	1,116,885,469	494,158,334
Solar wafers [Member]
Revenues generated from each product [Line Items]
Total	182,513,034	315,037,453	434,863,725
Other materials [Member]
Revenues generated from each product [Line Items]
Total	40,975,806	51,123,492	32,518,145
Solar cells [Member]
Revenues generated from each product [Line Items]
Total	12,422,486	23,855,100	1,862,342
Power [Member]
Revenues generated from each product [Line Items]
Total	8,740,222	11,509,721	5,062,579
Service revenue from tolling arrangement [Member]
Revenues generated from each product [Line Items]
Total	$ 7,837,080	$ 1,223,637	$ 666,771